Shareholders' Equity (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Apr. 11, 2024
Shareholders’ Equity [Line Items]
Authorised share capital	$ 50,000		$ 50,000	$ 50,000
Aggregate share (in Shares)	1,980,944	1,980,944
Purchase rate	180.00%
Percentage of conversion price	70.00%
Warrants amount	$ 3,495,765
Change in fair value of the warrant	1,608,314
General reserve amount	$ 133,596		133,596
Percentage of after-tax income before payments of dividend	25.00%
Development reserve	$ 1,007,027		1,007,027
Education Development [Member]
Shareholders’ Equity [Line Items]
Development reserve	$ 873,431		$ 873,431
Minimum [Member]
Shareholders’ Equity [Line Items]
General reserve percentage	10.00%
Maximum [Member]
Shareholders’ Equity [Line Items]
General reserve percentage	50.00%
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized (in Shares)	9,000,000		9,000,000	900,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.005		$ 0.005	$ 0.005
Aggregate share (in Shares)	1,980,944		1,980,944
Ordinary shares (in Shares)	1,577,944		1,577,944
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized (in Shares)	1,000,000		1,000,000	1,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.005		$ 0.005	$ 0.005
Ordinary shares (in Shares)	403,000		403,000
IPO [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Authorised share capital				$ 50,000
Ordinary shares, shares authorized (in Shares)				9,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.0005
IPO [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized (in Shares)				10,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.0005